SIGNIFICANT ACCOUNTING POLICIES (Details 2) - USD ($)	12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016
Beginning balance	$ 3,251,295	$ 2,549,418
Less: products or services received	(31,770,719)	(20,841,688)
Add: payment to suppliers	38,149,942	21,543,565
Ending balance	9,630,518	3,251,295
Beginning balance	1,618,216	333,476
Less: products or services delivered	(9,261,841)	(4,253,173)
Add: payment from customers	9,627,338	5,537,913
Ending balance	$ 1,983,713	$ 1,618,216